Real Estate (Details 9) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 tenant sqft		Dec. 31, 2013 lessee sqft
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	$ 139,668,000	[1]	$ 96,776,000
Number of Tenants	75	[1]
Number of Lessees			62
Square Feet	12,562,820		8,894,700
Percentage of Annualized Net Rent	100.00%	[1]	100.00%
2014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	279,000	[2]	820,000
Number of Tenants	2
Number of Lessees			3
Square Feet	407,000		74,000
Percentage of Annualized Net Rent	0.20%		0.80%
2015
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	791,000		2,595,000
Number of Tenants	5
Number of Lessees			5
Square Feet	349,700		318,470
Percentage of Annualized Net Rent	0.50%		2.70%
2016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	1,107,000		1,185,000
Number of Tenants	4
Number of Lessees			4
Square Feet	109,800		109,800
Percentage of Annualized Net Rent	0.80%		1.20%
2017
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	5,160,000		5,082,000
Number of Tenants	4
Number of Lessees			4
Square Feet	276,600		276,600
Percentage of Annualized Net Rent	3.70%		5.30%
2018
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	17,801,000		11,814,000
Number of Tenants	9
Number of Lessees			8
Square Feet	2,248,170		868,330
Percentage of Annualized Net Rent	12.70%		12.20%
2019
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	16,270,000		12,087,000
Number of Tenants	9
Number of Lessees			7
Square Feet	1,289,700		944,300
Percentage of Annualized Net Rent	11.70%		12.50%
2020
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	15,823,000		11,953,000
Number of Tenants	7
Number of Lessees			6
Square Feet	1,202,300		1,685,600
Percentage of Annualized Net Rent	11.30%		12.40%
2021
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	9,189,000		4,613,000
Number of Tenants	4
Number of Lessees			3
Square Feet	921,800		764,800
Percentage of Annualized Net Rent	6.60%		4.80%
2022
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	11,673,000		11,561,000
Number of Tenants	5
Number of Lessees			5
Square Feet	1,014,100		1,014,100
Percentage of Annualized Net Rent	8.40%		11.90%
2023
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	8,873,000		6,803,000
Number of Tenants	5
Number of Lessees			3
Square Feet	597,450		371,600
Percentage of Annualized Net Rent	6.30%		7.00%
2024
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	18,551,000		9,885,000
Number of Tenants	10
Number of Lessees			6
Square Feet	1,542,100		888,800
Percentage of Annualized Net Rent	13.30%		10.20%
2025
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	17,257,000		16,058,000
Number of Tenants	7
Number of Lessees			6
Square Feet	1,324,100		1,240,900
Percentage of Annualized Net Rent	12.50%		16.60%
2026
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	2,342,000		514,000
Number of Tenants	1
Number of Lessees			1
Square Feet	218,800		186,800
Percentage of Annualized Net Rent	1.70%		0.50%
2027
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	1,875,000		1,806,000
Number of Tenants	1
Number of Lessees			1
Square Feet	81,600		81,600
Percentage of Annualized Net Rent	1.30%		1.90%
Vacant
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	0		0
Number of Tenants	0
Number of Lessees			0
Square Feet	300,200		69,000
Percentage of Annualized Net Rent	0.00%		0.00%
Lease Expiration Year Two Thousand Twenty Nine
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	6,334,000
Number of Tenants	1
Square Feet	249,400
Percentage of Annualized Net Rent	4.50%
Lease Expiration, Year Two Thousand Thirty
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent	$ 6,343,000
Number of Tenants	1
Square Feet	430,000
Percentage of Annualized Net Rent	4.50%

[1]	Industry classification based on the 2012 North American Industry Classification System.
[2]	Amount includes a short-term lease with Assemblers, Inc., which expires on December 31, 2014.